Long-Term Debt (Tables)	12 Months Ended
Jan. 03, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt at January 3, 2021 and December 29, 2019, consisted of the following:

	January 3, 2021	December 29, 2019
Term loan facility	$75,000	$—
Revolving credit facility	—	75,000
Finance leases	919	938
	75,919	75,938
Less: current portion of long-term debt	(816)	(44)
Less: unamortized discount and debt issuance costs	(3,515)	—
	$71,588	$75,894

Schedule of Maturities of Long-term Debt [Table Text Block]
At January 3, 2021, principal payments required on borrowings under the new senior credit facility over each of the following five years are as follows:

Term Loan
2021	$750
2022	750
2023	750
2024	750
2025	72,000
Total	$75,000